Summary of Significant Accounting Policies (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash equivalents-money market funds	$ 1,933,480	$ 2,686,727
Money Market Funds [Member]
Assets:
Cash equivalents-money market funds	1,933,480	2,686,727
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash equivalents-money market funds	1,933,480	2,686,727
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets:
Cash equivalents-money market funds	1,933,480	2,686,727
Fair Value, Inputs, Level 2 [Member]
Assets:
Cash equivalents-money market funds	0	0
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Assets:
Cash equivalents-money market funds	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Cash equivalents-money market funds	0	0
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Assets:
Cash equivalents-money market funds	$ 0	$ 0